CONSOLIDATED STATEMENT OF STOCKHOLDERS EQUITY (Parentheticals)	12 Months Ended
Mar. 31, 2010
Issuance of shares to institutional investors | Common Stock [Member]
Common stock, number of shares issued	1,599,000
Issuance of shares to Brincoleur Capital | Common Stock [Member]
Common stock, number of shares issued	530,000
Issuance of shares to Oliveria | Common Stock [Member]
Common stock, number of shares issued	530,000
Issuance of shares under ATM Agency Agreement | Common Stock [Member]
Common stock, number of shares issued	145,216
Common Stock [Member]
Common stock, number of shares issued	78,820
Additional Paid-in Capital [Member]
Number of stock options granted	1,413,000